Income Taxes - Major Categories of Net Deferred Income Tax Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Long-term:
Deferred income tax assets	$ 124	$ 748
Deferred income tax liabilities	(56)	(61)
Net deferred income tax assets	$ 68	$ 687